Summary of Information About Share Options Exercisable and Outstanding (Detail)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share options exercisable, number of shares | shares	1,189,058
Share options exercisable, weighted average exercise price	$ 22.21
Share options outstanding, number of shares | shares	1,529,026
Share options outstanding, weighted average exercise price	$ 19.90
$9.13
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 9.13
Share options exercisable, number of shares | shares	50,067
Share options exercisable, weighted average exercise price	$ 9.13
Share options outstanding, number of shares | shares	226,874
Share options outstanding, weighted average exercise price	$ 9.13
$9.46
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 9.46
Share options exercisable, number of shares | shares	2,500
Share options exercisable, weighted average exercise price	$ 9.46
Share options outstanding, number of shares | shares	5,000
Share options outstanding, weighted average exercise price	$ 9.46
$9.70
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 9.70
Share options exercisable, number of shares | shares	210,359
Share options exercisable, weighted average exercise price	$ 9.70
Share options outstanding, number of shares | shares	210,359
Share options outstanding, weighted average exercise price	$ 9.70
$9.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 9.75
Share options exercisable, number of shares | shares	2,813
Share options exercisable, weighted average exercise price	$ 9.75
Share options outstanding, number of shares | shares	3,750
Share options outstanding, weighted average exercise price	$ 9.75
$11.15
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 11.15
Share options exercisable, number of shares | shares	92,946
Share options exercisable, weighted average exercise price	$ 11.15
Share options outstanding, number of shares | shares	202,560
Share options outstanding, weighted average exercise price	$ 11.15
$12.23 - $14.17
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share options exercisable, number of shares | shares	158,254
Share options exercisable, weighted average exercise price	$ 14.05
Share options outstanding, number of shares | shares	158,254
Share options outstanding, weighted average exercise price	$ 14.05
$12.23 - $14.17 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	12.23
$12.23 - $14.17 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	14.17
$22.95
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 22.95
Share options exercisable, number of shares | shares	150,391
Share options exercisable, weighted average exercise price	$ 22.95
Share options outstanding, number of shares | shares	200,501
Share options outstanding, weighted average exercise price	$ 22.95
$28.05 - $28.54
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share options exercisable, number of shares | shares	215,514
Share options exercisable, weighted average exercise price	$ 28.27
Share options outstanding, number of shares | shares	215,514
Share options outstanding, weighted average exercise price	$ 28.27
$28.05 - $28.54 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	28.05
$28.05 - $28.54 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	28.54
$34.14
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 34.14
Share options exercisable, number of shares | shares	162,639
Share options exercisable, weighted average exercise price	$ 34.14
Share options outstanding, number of shares | shares	162,639
Share options outstanding, weighted average exercise price	$ 34.14
$38.36
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 38.36
Share options exercisable, number of shares | shares	143,575
Share options exercisable, weighted average exercise price	$ 38.36
Share options outstanding, number of shares | shares	143,575
Share options outstanding, weighted average exercise price	$ 38.36